Net Loss per Share Attributable to Common Stockholders - Anti-Dilutive Securities (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Anti-dilutive securities
Total	19,304,893	67,560,127	72,403,707	55,751,117	51,419,833
Convertible Preferred Stock
Anti-dilutive securities
Total		53,106,011	54,508,441	42,482,490	42,482,490
Employee and Nonemployee Stock Options
Anti-dilutive securities
Total	16,918,789	14,404,793	16,883,837	13,141,311	8,616,443
Restricted Stock Units (RSUs)
Anti-dilutive securities
Total	891,008		71,000
Donor-advised Fund
Anti-dilutive securities
Total	780,397		888,022
Employee Stock
Anti-dilutive securities
Total	583,950
Unvested Shares Subject to Repurchase
Anti-dilutive securities
Total	130,749	49,323	52,407	127,316	320,900